SUPPLEMENT DATED AUGUST 16, 2007
     TO THE ALLIANZ VISION(SM) VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2007,
              AS SUPPLEMENTED JUNE 15, JUNE 20, AND AUGUST 9, 2007
                                    ISSUED BY
        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE
                               VARIABLE ACCOUNT B

                      THIS SUPPLEMENT UPDATES INFORMATION
                         IN THE PROSPECTUS AND SHOULD BE
          ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


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1.   THE FOLLOWING PARAGRAPH REPLACES THE 3RD PARAGRAPH ON PAGE 49 UNDER "WHO IS
     CONSIDERED A COVERED PERSON(S)".

   For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
   o    Non-Qualified Contracts:
        -  spouses must be Joint Owners; or
        - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
        - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
    o   Qualified Contracts:
        - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
        - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. In addition, if we require a non-individual Owner to be the Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.


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2.   THE SUBSECTION WITH THE HEADING "RESETTING THE 5% ANNUAL INCREASE" ON PAGE
      54 IS REPLACED WITH THE FOLLOWING:

RESETTING THE 5% ANNUAL INCREASE
Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit you can request to have us reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the 5% Annual Increase on the Contract Anniversary plus 5 percent of all Purchase Payments received during the last Contract Year (not including Purchase Payments received within 90 days of the Issue Date for a reset on the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary* (the reset anniversary) once your request is received in good order at our Service Center. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal twice the Contract Value as of the reset anniversary.

IF YOU RESET THE 5% ANNUAL INCREASE, WE WILL CHANGE THE M&E CHARGE FOR THE LIFETIME PLUS BENEFIT PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) TO EQUAL THE M&E CHARGE THAT IS IN EFFECT FOR A NEWLY ISSUED CONTRACT AS OF THE RESET ANNIVERSARY IF THIS AMOUNT DIFFERS FROM THE CURRENT M&E CHARGE ON YOUR CONTRACT. We will change the M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. The new additional M&E charge for the Lifetime Plus Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.

NOTE: You cannot request a reset:
o on or after the older Covered Person's 81st birthday,
o on or after the date you exercise the Lifetime Plus Benefit,
o on or after the Income Date that you take a Full Annuitization, or
o if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary we will exclude Purchase Payments received within 90 days of the Issue Date.



                                                                  PRO-007-0507